ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

May 16, 2014		Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I

File Nos. 033-44909 and 811-06520

Ladies and Gentlemen:

On behalf of AMG Funds I (formerly Managers Trust I) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on April 28, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-160210), to the Prospectus for AMG Frontier Small Cap Growth Fund (formerly Managers Frontier Small Cap Growth Fund), AMG Managers Emerging Opportunities Fund (formerly Managers Micro-Cap Fund), AMG TimesSquare All Cap Growth Fund (formerly Managers AMG TSCM Growth Equity Fund), AMG Managers Real Estate Securities Fund (formerly Managers Real Estate Securities Fund) and AMG Managers Total Return Bond Fund (formerly Managers PIMCO Bond Fund) dated March 1, 2014.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda